RELATED PARTY TRANSACTIONS - Schedule of Compensation of Key Management Personnel (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Compensation
Salaries and other short-term benefits	£ 11	£ 10	£ 12
Post-employment benefits	0	0	0
Share-based payments	14	14	12
Total compensation	£ 25	£ 24	£ 24